Transportation concessions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Transportation concessions
Note 30. Transportation Concessions
30.1 General considerations
The article 28 of the Federal Hydrocarbons Law (“LFH”) provides that every holder of an exploitation concession has the right to obtain a concession for the transportation of their hydrocarbons. In accordance with the provisions of Article 6 of Decree No. 115/19, the transport concessions that are granted after the issuance of this Decree will have complete independence and autonomy with respect to the exploitation concession that gives rise to it, so that the exploitation concession does not affect in any way the validity of the transport concession. The holder of a transport concession will be entitled to freely conclude the capacity reserve contracts in the terms provided in the Decree. These contracts may be freely negotiated as to their method of allocation, prices and volumes between the holder of a transport concession and the respective shippers.
30.2 Federal Transportation Concession
On November 22, 2019, the Secretariat of Energy Government issued Resolution No. 753/19 through which it granted Vista Argentina a concession to transport crude oil for the pipeline that will be extended from Borde Montuoso (in the Bajada de Palo Oeste area – Province of Neuquén) to the La Escondida pumping station (corresponding to the Allen—Puerto Rosales pipeline – Province of Río Negro), operated by Oleoductos del Valle Sociedad Anónima. In the same date Vista Argentina assigned the concession mentioned to Aleph, as part of the agreement mentioned in Note 27.
The Concession of Federal Transportation was granted until December 19, 2053.
This concession federal transportation will transport production coming not only from the Bajada de Palo Oeste Area, but also from the Bajada del Palo Este; Coirón Amargo Norte; Charco del Palenque; Entre Lomas located in Province of Neuquén and Río Negro.

30.3 Transport Concession Entre Lomas Crude
On December 6, 2019, the Province of Río Negro issued Decree No. 1,821/19 through which it granted Vista Argentina a hydrocarbon transport concession associated with the Entre Lomas Area, on the oil pipeline that connects the crude treatment plant located in Charco Bayo in the Entre Lomas Area (the “PTC Elo”) until its interconnection with the trunk crude transport system in “La Escondida” operated by Oleoductos del Valle S.A. in the Province of Río Negro, including within the transport concession to the PTC ELo.
The Concession of Transportation was granted until January 21, 2026; the remaining term of validity of the concession of exploitation of the Entre Lomas Area.
This concession will transport production not only from the Entre Lomas Area, but also from the Bajada del Palo Oeste; Bajada del Palo Este; Coirón Amargo Norte and Charco del Palenque.
30.4 Transport Concession 25 de Mayo—Medanito SE
On December 6, 2019, the Province of Río Negro issued Decree No. 1,822/19 by which it granted Vista Argentina a hydrocarbon transport concession associated with Area 25 de Mayo—Medanito SE, located in the Province of Río Negro on the pipeline that connects the Crude Treatment Plant located in Area 25 de Mayo-Medanito SE (Rio Negro) (“PTC MED”), until its interconnection with the trunk system of transport of crude in “Medanito” operated by Oleoductos del Valle S.A. in the province of Río Negro including within the transport concession to the PTC MED.
The concession was granted until October 26, 2026; the remaining term of validity of the exploitation concession of 25 de Mayo—Medanito Area.
This concession will transport production coming not only from Area 25 de Mayo – Medanito SE, but also from the Jagüel de los Machos Area.
30.5 Transport Concession Entre Lomas Gas
On December 6, 2019, the Province of Rio Negro issued Decree No. 1,823/19 through which it granted Vista Argentina a hydrocarbon transport concession associated with the Entre Lomas Area, on the gas pipeline that connects the gas treatment plant located in the Charco Bayo deposit in the Entre Lomas Area (“PTG ELo”) to the point that it interconnects with the trunk gas transport system operated by Transportadora del Gas S.A. (“TGS”) in the province of Río Negro including within said transport concession to the PTG ELo.
The Concession of Transportation was granted until January 21, 2026; the remaining term of validity of the concession of exploitation of the Entre Lomas Area.
This concession will transport production not only from the Entre Lomas Area, but also from the Bajada del Palo Oeste; Bajada del Palo Este; Coirón Amargo Norte and Charco del Palenque